Earnings per share	9 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings per share

Note 18 – Earnings per share

The following is a reconciliation of the basic and diluted earnings per share computation for the three and nine months ended March 31, 2012 and 2011:

	For the three months ended March 31,		For the nine months ended March 31,
	2012	2011	2012	2011

Net income for earnings per share	$1,417,663	$17,138,441	$12,372,080	$25,630,716

Weighted average shares used in basic computation	21,090,948	21,043,206	21,090,948	20,927,453
Dilutive effect of warrants	-	14,126	-	13,799
Weighted average shares used in diluted computation	21,090,948	21,057,332	21,090,948	20,941,252
Earnings per share - Basic	$0.07	$0.81	$0.59	$1.22
Earnings per share – Diluted	$0.07	$0.81	$0.59	$1.22

The Company had warrants and options exercisable for 3,917,704 shares of the Company’s common stock in the aggregate at March 31, 2012. For the three and nine months ended March 31, 2012 and 2011, all outstanding options were excluded from the diluted earnings per share calculation since they are anti-dilutive. For the three and nine months ended March 31, 2011, warrants exercisable for 249,000 common shares were included in the diluted earnings per share calculation using treasury method.